Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on a Recurring Basis
Assets measured at fair value on a recurring basis as of September 30, 2023 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$43,490	$43,490	$—	$—

Total	$43,490	$43,490	$—	$—

Assets measured at fair value on a recurring basis as of December 31, 2022 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$14,904	$14,904	$—	$—
Short-term investments:
Commercial paper	14,935	—	14,935	—
Government securities	3,980	—	3,980	—

Total	$33,819	$14,904	$18,915	$—

Assets measured at fair value on a recurring basis as of December 31, 2022 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$14,904	$14,904	$—	$—
Short-term investments:
Commercial paper	14,935	—	14,935	—
Government securities	3,980	—	3,980	—

Total	$33,819	$14,904	$18,915	$—

Assets measured at fair value on a recurring basis as of December 31, 2021 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$71,579	$71,579	$—	$—
Short-term investments:
Corporate debt securities	12,078	—	12,078	—
Commercial paper	22,962	—	22,962	—

Total	$106,619	$71,579	$35,040	$—

Summary of Reconciliation of the Preferred Stock Tranche Liability
The following table provides a reconciliation of the preferred stock tranche liability (in thousands):

Preferred Stock Tranche Liability
Balance at December 31, 2020	$(11,054)
Change in fair value upon exercise of Series A Tranche Right	13,505
Reclassification to Series A Preferred Stock upon extinguishment	(2,451)

Balance at December 31, 2021	$—